CONSOLIDATED STATEMENT OF FINANCIAL POSITION (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 07, 2016	Dec. 06, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME
Ordinary shares, par value (in dollars per share)	$ 0.004	$ 0.004	$ 0.004	$ 0.0004	$ 0.004
Ordinary shares, shares authorized (in shares)	10,000,000,000	10,000,000,000			10,000,000,000
Ordinary shares, shares issued (in shares)	4,916,106,889	4,252,922,259			4,207,374,896
Ordinary shares, shares outstanding (in shares)	4,916,106,889	4,252,922,259			4,207,374,896